UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-05715

                    The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Convertible and Income

Securities Fund Inc.

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Thomas H. Dinsmore, CFA	Jane D. O’Keeffe	James A. Dinsmore, CFA
Chief Investment Officer	Portfolio Manager BS, Wharton School of Business MA, Fairleigh Dickinson University	Portfolio Manager BA, University of New Hampshire	Portfolio Manager BA, Cornell University MBA, Rutgers University

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of The Gabelli Convertible and Income Securities Fund Inc. was 8.2%, compared with a total return of 2.6% for the Bloomberg Barclays Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was 11.9%. The Fund’s NAV per share was $5.49, while the price of the publicly traded shares closed at $5.16 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since
						Inception
	Year to Date	1 Year	5 Year	10 Year	15 Year	(07/03/89)
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	8.18%	15.69%	8.15%	4.42%	5.73%	6.74%
Investment Total Return (c)	11.91	20.31	7.33	3.23	4.20	5.70(d)
Standard & Poor’s (“S&P”) 500 Index	9.34	17.90	14.63	7.18	8.34	9.86(e)
Bloomberg Barclays Government/Credit Bond Index	2.62	(0.43)	2.27	4.53	4.58	N/A(f)
Lipper Convertible Securities Fund Average	6.69	14.41	9.09	5.39	7.16	8.12(e)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25 on March 31, 1995.

(d)	Since inception return is from March 31, 1995 when the Fund converted to closed-end status; before this date, the Fund had no operating history on the NYSE.
(e)	From June 30, 1989, the date closest to the Fund’s inception for which data are available.
(f)	The Bloomberg Barclays Government/Credit Bond Index inception date is January 29, 1999.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

The Gabelli Convertible and Income Securities Fund Inc.

Health Care	15.7%
Financial Services	14.8%
Computer Software and Services	8.9%
Energy and Utilities	7.5%
Semiconductors	6.6%
U.S. Government Obligations	5.9%
Consumer Services	3.4%
Communications Equipment	3.3%
Diversified Industrial	3.1%
Real Estate Investment Trusts	3.1%
Electronics	3.0%
Telecommunications	2.7%
Aerospace	2.6%
Building and Construction	2.6%
Retail	2.5%
Wireless Communications	2.0%

Cable and Satellite	1.9%
Consumer Products	1.7%
Transportation	1.6%
Entertainment	1.1%
Metals and Mining	1.0%
Hotels and Gaming	0.9%
Food and Beverage	0.8%
Broadcasting	0.7%
Business Services	0.7%
Automotive: Parts and Accessories	0.5%
Computer Hardware	0.5%
Equipment and Supplies	0.5%
Automotive	0.3%
Specialty Chemicals	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — June 30, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 51.6%
	Aerospace — 2.6%
$ 1,500,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23(a)	$1,543,569	$1,590,000
1,013,000	Kaman Corp., 3.250%, 05/01/24(a)	1,021,396	1,031,361

		2,564,965	2,621,361

	Broadcasting — 0.7%
588,000	Liberty Media Corp.- Liberty Formula One, 1.000%, 01/30/23(a)	620,214	683,917

	Building and Construction — 1.2%
200,000	Ascent Capital Group Inc., 4.000%, 07/15/20	190,326	160,375
1,225,000	Layne Christensen Co., 4.250%, 11/15/18	1,220,556	1,095,609

		1,410,882	1,255,984

	Business Services — 0.7%
594,000	Square Inc., 0.375%, 03/01/22(a)	602,229	730,991

	Cable and Satellite — 1.9%
1,600,000	DISH Network Corp., 3.375%, 08/15/26(a)	1,647,030	1,948,000

	Communications Equipment — 3.3%
1,500,000	InterDigital, Inc., 1.500%, 03/01/20	1,442,676	1,823,437
1,294,000	Lumentum Holdings Inc., 0.250%, 03/15/24(a)	1,291,624	1,521,259

		2,734,300	3,344,696

	Computer Software and Services — 8.3%
1,500,000	CSG Systems International Inc., 4.250%, 03/15/36	1,530,152	1,624,687
593,000	HubSpot Inc., 0.250%, 06/01/22(a)	593,686	576,322
1,000,000	MercadoLibre Inc., 2.250%, 07/01/19	1,039,141	2,030,000
565,000	Nice Systems Inc., 1.250%, 01/15/24(a)	591,410	632,447
1,000,000	Proofpoint Inc., 0.750%, 06/15/20	988,055	1,250,625
573,000	PROS Holdings Inc., 2.000%, 06/01/47(a)	504,282	518,923
907,000	RealPage Inc., 1.500%, 11/15/22(a)	934,398	991,464
1,000,000	Synchronoss Technologies Inc., 0.750%, 08/15/19	952,815	932,500

		7,133,939	8,556,968

Principal Amount		Cost	Market Value
	Consumer Products — 0.5%
$ 600,000	GoPro Inc., 3.500%, 04/15/22(a)	$600,000	$558,375

	Consumer Services — 3.4%
1,000,000	Carriage Services Inc., 2.750%, 03/15/21	1,094,994	1,301,875
584,000	Ctrip.com International Ltd., 1.250%, 09/15/22(a)	575,265	632,545
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,614,603	1,605,937

		3,284,862	3,540,357

	Diversified Industrial — 0.9%
500,000	TimkenSteel Corp., 6.000%, 06/01/21	509,208	749,688
100,000	Trinity Industries Inc., Sub. Deb., 3.875%, 06/01/36	74,574	125,813

		583,782	875,501

	Electronics — 3.0%
800,000	Intel Corp., Sub. Deb., 3.250%, 08/01/39	1,134,726	1,323,504
1,500,000	Knowles Corp., 3.250%, 11/01/21	1,584,668	1,770,937

		2,719,394	3,094,441

	Energy and Utilities — 3.7%
1,016,000	Newpark Resources Inc., 4.000%, 12/01/21(a)	1,100,615	1,101,725
2,500,000	SunPower Corp., 4.000%, 01/15/23	2,174,211	2,167,187
1,000,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0	0
500,000	Weatherford International Ltd., 5.875%, 07/01/21	506,548	507,188

		3,781,374	3,776,100

	Entertainment — 1.1%
1,060,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	1,098,227	1,127,575

	Financial Services — 2.0%
500,000	Blackhawk Network Holdings Inc., 1.500%, 01/15/22(a)	507,827	560,000
988,000	Encore Capital Group Inc., 3.250%, 03/15/22(a)	957,480	1,064,570
344,000	LendingTree Inc., 0.625%, 06/01/22(a)	351,127	375,390

		1,816,434	1,999,960

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care — 9.2%
$ 500,000	Bayer Capital Corp.BV, 5.625%, 11/22/19(a)	$550,632	$696,085
1,000,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	951,925	866,875
1,083,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	1,100,608	1,058,633
500,000	Invacare Corp., 4.500%, 06/01/22(a)	504,749	539,063
1,000,000	Molina Healthcare Inc., 1.625%, 08/15/44	1,071,570	1,280,625
608,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24(a)	633,556	605,340
750,000	NuVasive Inc., 2.250%, 03/15/21	766,571	1,038,750
800,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22(a)	837,587	852,000
600,000	Teladoc Inc., 3.000%, 12/15/22(a)	616,737	635,250
1,000,000	Teligent Inc., 3.750%, 12/15/19	946,005	1,071,875
1,000,000	Vitamin Shoppe Inc., 2.250%, 12/01/20	988,173	792,500

		8,968,113	9,436,996

	Metals and Mining — 1.0%
1,000,000	RTI International Metals Inc., 1.625%, 10/15/19	961,622	1,071,875

	Semiconductors — 6.6%
550,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	565,103	964,563
1,000,000	Cypress Semiconductor Corp., 4.500%, 01/15/22(a)	1,059,200	1,226,875
1,000,000	Inphi Corp., 1.125%, 12/01/20	1,118,016	1,126,250
2,000,000	Micron Technology Inc., 3.000%, 11/15/43	1,573,997	2,260,000
94,000	Silicon Laboratories Inc., 1.375%, 03/01/22(a)	94,000	97,643
1,000,000	Teradyne Inc., 1.250%, 12/15/23(a)	1,070,913	1,155,625

		5,481,229	6,830,956

	Transportation —1.5%
1,500,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,485,022	1,584,375

	TOTAL CONVERTIBLE CORPORATE BONDS	47,493,618	53,038,428

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS— 1.9%
	Diversified Industrial — 0.0%
1,100	Sevcon Inc., 4.000%, Ser. A	$28,153	$44,220

	Real Estate Investment Trusts—1.3%
20,000	Welltower Inc., 6.500%, Ser. I	1,193,400	1,325,200

	Telecommunications — 0.6%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	288,687	600,120
100	Iridium Communications Inc., 7.000%	8,902	12,150

		297,589	612,270

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,519,142	1,981,690

	MANDATORY CONVERTIBLE SECURITIES (b) — 14.4%
	Building and Construction — 1.1%
10,638	Stanley Black & Decker Inc., 5.375%, 05/15/20	1,113,788	1,167,201

	Computer Software and Services — 0.6%
5,000	MTS Systems Corp., 8.750%, 07/01/19	507,605	594,250

	Diversified Industrial — 1.1%
20,100	Rexnord Corp., 5.750%, Ser. A, 11/15/19	1,020,300	1,090,425

	Energy and Utilities — 2.1%
300	El Paso Energy Capital Trust I, 4.750%, 03/31/28	11,460	15,030
20,668	Hess Corp., 8.000%, 02/01/19	1,166,334	1,149,554
15,000	NextEra Energy Inc., 6.371%, 09/01/18	789,040	962,100

		1,966,834	2,126,684

	Financial Services — 2.4%
15,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	1,500,000	2,453,025

	Health Care — 2.8%
1,250	Allergan plc, 5.500%, Ser. A, 03/01/18	1,136,067	1,085,100
22,646	Becton Dickinson and Co., 6.125%, 05/01/20	1,199,932	1,240,548

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) (Continued)
	Health Care (Continued)
1,000	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18	$899,052	$594,500

		3,235,051	2,920,148

	Real Estate Investment Trusts — 1.8%
15,000	American Tower Corp., 5.500%, 02/15/18	1,522,914	1,818,450

	Telecommunications — 0.6%
20,845	Frontier Communications Corp., 11.125%, Ser. A, 06/29/18	1,558,837	613,677

	Wireless Communications — 1.9%
20,000	T-Mobile US Inc., 5.500%, 12/15/17	1,366,842	1,972,800

	TOTAL MANDATORY CONVERTIBLE SECURITIES	13,792,171	14,756,660

	COMMON STOCKS — 25.9%
	Aerospace — 0.0%
2,000	Aerojet Rocketdyne Holdings Inc.†	33,949	41,600

	Automotive: Parts and Accessories — 0.5%
5,000	Genuine Parts Co.	288,877	463,800

	Building and Construction — 0.3%
9,000	Herc Holdings Inc.†	312,054	353,880

	Computer Hardware — 0.5%
3,500	International Business Machines Corp.	301,380	538,405

	Consumer Products — 1.2%
35,000	Swedish Match AB	695,784	1,232,625

	Diversified Industrial — 1.1%
40,000	General Electric Co.	698,478	1,080,400

	Energy and Utilities — 1.7%
1,000	Chevron Corp.	57,120	104,330
5,500	Exxon Mobil Corp.	325,190	444,015
6,800	Royal Dutch Shell plc, Cl. A, ADR	427,258	361,692
28,000	Severn Trent plc	747,482	795,749

		1,557,050	1,705,786

	Equipment and Supplies — 0.5%
2,000	Graco Inc.	149,662	218,560
9,500	Mueller Industries Inc.	243,832	289,275

		393,494	507,835

	Financial Services — 10.4%
10,000	American Express Co.	882,949	842,400

Shares		Cost	Market Value
7,200	American International Group Inc.	$309,482	$450,144
10,000	Citigroup Inc.	551,600	668,800
7,200	JPMorgan Chase & Co.	280,502	658,080
9,000	Julius Baer Group Ltd.	269,080	473,511
16,000	Kinnevik AB, Cl. A	418,589	566,145
13,000	Morgan Stanley	363,386	579,280
13,000	State Street Corp.	601,481	1,166,490
26,000	The Bank of New York Mellon Corp.	703,379	1,326,520
18,500	The PNC Financial Services Group Inc.	1,052,120	2,310,095
29,000	Wells Fargo & Co.	917,631	1,606,890
126,125	Wright Investors’ Service Holdings Inc.†	315,313	83,873

		6,665,512	10,732,228

	Food and Beverage — 0.8%
80,000	Parmalat SpA	202,184	276,858
2,020	Pernod Ricard SA	170,831	270,513
2,500	Remy Cointreau SA	193,594	291,963

		566,609	839,334

	Health Care — 3.7%
7,000	Eli Lilly & Co.	293,827	576,100
1,000,000	Elite Pharmaceuticals Inc.†	115,596	188,000
4,800	Johnson & Johnson	478,093	634,992
7,200	Merck & Co. Inc.	239,531	461,448
12,000	Pfizer Inc.	376,192	403,080
48,000	Roche Holding AG, ADR	1,063,765	1,526,400

		2,567,004	3,790,020

	Hotels and Gaming — 0.9%
14,800	Ryman Hospitality Properties Inc.	588,777	947,348

	Retail — 2.5%
1,001	Costco Wholesale Corp.	42,721	160,016
16,400	CVS Health Corp.	1,433,194	1,319,544
6,000	Hertz Global Holdings Inc.†	95,015	69,000
15,000	Kate Spade & Co.†	276,450	277,350
2,400	Panera Bread Co., Cl. A†	750,152	755,136

		2,597,532	2,581,046

	Specialty Chemicals — 0.1%
1,000	International Flavors & Fragrances Inc.	111,023	135,000

	Telecommunications — 1.5%
1,600	Swisscom AG	594,885	772,051
17,000	Verizon Communications Inc.	711,268	759,220

		1,306,153	1,531,271

	Transportation — 0.1%
1,000	GATX Corp.	33,964	64,270

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications — 0.1%
4,000	Turkcell Iletisim Hizmetleri A/S, ADR	$43,760	$32,800
2,500	United States Cellular Corp.†	98,444	95,800

		142,204	128,600

	TOTAL COMMON STOCKS	18,859,844	26,673,448

	RIGHTS — 0.0%
	Retail — 0.0%
40,000	Safeway Casa Ley, CVR, expire 01/30/19†	6,797	19,400
40,000	Safeway PDC, CVR, expire 01/30/18†	0	600

	TOTAL RIGHTS	6,797	20,000

Principal Amount
	CORPORATE BONDS — 0.3%
	Automotive — 0.3%
$ 300,000	Navistar International Corp., 8.250%, 11/01/21	204,208	304,500

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 5.9%
$ 6,097,000	U.S. Treasury Bills, 0.770% to 1.106%††, 07/06/17 to 12/21/17	$6,086,584	$6,086,985

TOTAL INVESTMENTS — 100.0%		$87,962,364	102,861,711

Other Assets and Liabilities (Net)			(1,453,039)

PREFERRED STOCK (965,548 preferred shares outstanding)			(24,138,700)

NET ASSETS — COMMON STOCK (14,079,500 common shares outstanding)			$77,269,972

NET ASSET VALUE PER COMMON SHARE ($77,269,972 ÷ 14,079,500 shares outstanding)			$5.49

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of Rule 144A securities amounted to $25,511,707 or 24.80% of total investments.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $87,962,364)	$102,861,711
Cash	61,504
Deposit at brokers	50
Dividends and interest receivable	464,502
Deferred offering expense	12,880
Prepaid expenses	451

Total Assets	103,401,098

Liabilities:
Distributions payable	20,116
Payable for investments purchased	1,724,429
Payable for investment advisory fees	183,978
Payable for payroll expenses	23,415
Payable for accounting fees	11,250
Other accrued expenses	29,238

Total Liabilities	1,992,426

Preferred Stock:
Series B Cumulative Preferred Stock (6.000%, $25 liquidation value, $0.001 par value, 1,995,000 shares authorized with 965,548 shares issued and outstanding)	24,138,700

Net Assets Attributable to Common Shareholders	$77,269,972

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$61,483,416
Accumulated distributions in excess of net investment income	(23,507)
Accumulated net realized gains on investments and foreign currency transactions	909,987
Net unrealized appreciation on investments	14,899,347
Net unrealized appreciation on foreign currency translations	729

Net Assets	$77,269,972

Net Asset Value per Common Share:
($77,269,972 ÷ 14,079,500 shares outstanding at $0.001 par value; 998,000,000 shares authorized)	$5.49

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $32,118)	$993,371
Interest	556,047

Total Investment Income	1,549,418

Expenses:
Investment advisory fees	503,072
Shelf registration expense	51,440
Payroll expenses	38,741
Shareholder communications expenses	38,543
Directors’ fees	35,059
Legal and audit fees.	23,539
Accounting fees	22,500
Shareholder services fees	21,119
Custodian fees	6,586
Interest expense	513
Miscellaneous expenses	32,469

Total Expenses	773,581

Less:
Expenses paid indirectly by broker (See Note 3)	(833)

Net Expenses	772,748

Net Investment Income.	776,670

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	4,770,608
Net realized gain on securities sold short	85,412
Net realized loss on foreign currency transactions	(1,452)

Net realized gain on investments, securities sold short, and foreign currency transactions	4,854,568

Net change in unrealized appreciation/depreciation:
on investments	1,142,610
on foreign currency translations	5,542

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,148,152

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	6,002,720

Net Increase in Net Assets Resulting from Operations	6,779,390

Total Distributions to Preferred Stock Shareholders	(724,161)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$6,055,229

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
Operations:
Net investment income	$776,670		$ 1,715,072
Net realized gain on investments, securities sold short, and foreign currency transactions	4,854,568		6,112,141
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	1,148,152		(611,245)

Net Increase in Net Assets Resulting from Operations	6,779,390		7,215,968

Distributions to Preferred Shareholders:
Net investment income	(110,072	)*	(380,363)
Net realized gain	(614,089	)*	(1,071,983)

Total Distributions to Preferred Shareholders.	(724,161)		(1,452,346)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	6,055,229		5,763,622

Distributions to Common Shareholders:
Net investment income	(506,862	)*	(1,489,628)
Net realized gain	(2,872,218	)*	(4,198,244)
Return of capital	—		(84,722)

Total Distributions to Common Shareholders	(3,379,080)		(5,772,594)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	2,676,149		(8,972)
Net Assets Attributable to Common Shareholders:
Beginning of year	74,593,823		74,602,795

End of period (including undistributed net investment income of $0 and $0, respectively)	$77,269,972		$74,593,823

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights

Selected data for a common share outstandingthroughout each period:

	Six Months Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015		2014		2013		2012
Operating Performance:
Net asset value, beginning of year	$ 5.30		$ 5.30	$ 6.09		$ 6.49		$ 5.62		$ 5.48

Net investment income	0.05		0.12	0.07		0.07		0.09		0.10
Net realized and unrealized gain/(loss) on investments, securities sold short, swap contracts, and foreign currency transactions	0.43		0.39	(0.28)		0.14		1.37		0.63

Total from investment operations	0.48		0.51	(0.21)		0.21		1.46		0.73

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)	(0.01)		(0.03)		(0.03)		(0.06)
Net realized gain	(0.04	)*	(0.07)	(0.09)		(0.07)		(0.08)		(0.05)

Total distributions to preferred shareholders	(0.05)		(0.10)	(0.10)		(0.10)		(0.11)		(0.11)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.43		0.41	(0.31)		0.11		1.35		0.62

Distributions to Common Shareholders:
Net investment income	(0.04	)*	(0.10)	(0.05)		(0.08)		(0.09)		(0.05)
Net realized gain	(0.20	)*	(0.30)	(0.32)		(0.19)		(0.31)		(0.04)
Return of capital	—		(0.01)	(0.11)		(0.24)		(0.08)		(0.39)

Total distributions to common shareholders	(0.24)		(0.41)	(0.48)		(0.51)		(0.48)		(0.48)

Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	—		—	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$ 5.49		$ 5.30	$ 5.30		$ 6.09		$ 6.49		$ 5.62

NAV total return †	8.18%		8.34%	(5.39)%		1.75%		24.83%		11.69%

Market value, end of period	$ 5.16		$ 4.69	$ 4.78		$ 6.08		$ 6.16		$ 5.34

Investment total return ††	11.91%		6.97%	(14.18)%		7.07%		24.73%		13.81%

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016		2015		2014	2013	2012
Ratios to Average net assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$101,409		$98,733		$98,742		$109,219	$113,795	$101,064
Net assets attributable to common shares, end of period (in 000’s)	$ 77,270		$74,594		$74,603		$ 85,080	$ 89,656	$ 76,925
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.03	%(c)	2.37%		1.19%		1.05%	1.43%	1.77%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	2.02	%(c)(d)	1.95	%(d)(e)(f)	1.88	%(d)(e)	1.90%	1.80%	1.94%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any	2.02	%(c)(d)	1.95	%(d)(e)(f)	1.59	%(d)(e)	1.62%	1.80%	1.94%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.54	%(c)(d)	1.46	%(d)(e)(f)	1.46	%(d)(e)	1.49%	1.40%	1.47%
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any	1.54	%(c)(d)	1.46	%(d)(e)(f)	1.23	%(d)(e)	1.27%	1.40%	1.47%
Portfolio turnover rate	22%		71%		24%		22%	35%	18%
Preferred Stock:
6.000% Series B Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$ 24,139		$24,139		$24,139		$ 24,139	$ 24,139	$ 24,139
Total shares outstanding (in 000’s)	966		966		966		966	966	966
Liquidation preference per share	$ 25.00		$ 25.00		$ 25.00		$ 25.00	$ 25.00	$ 25.00
Average market value (g)	$ 26.21		$ 26.52		$ 25.81		$ 25.44	$ 25.30	$ 25.78
Asset coverage per share	$ 105.03		$102.26		$102.26		$ 113.12	$ 117.85	$ 104.67
Asset Coverage	420%		409%		409%		452%	471%	419%

†

For the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, and 2013 based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. The year ended 2012 was based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(e)

The Fund incurred dividend expenses on securities sold short. If this expense had not been incurred, the expense ratios for the year ended December 31, 2015 would have been 1.87% attributable to common shares before fees waived, 1.57% attributable to common shares net of advisory fee reduction, 1.44% including liquidation value of preferred shares before fees waived, and 1.22% including liquidation value of preferred shares net of advisory fee reduction. For the year ended December 31, 2016, the impact was minimal.

(f)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement been included in this period, the expenses ratios would have been 1.69% attributable to common shares before fees waived, 1.69% attributable to common shares net of advisory fee reduction, 1.26% including liquidation value of preferred shares before fees waived, and 1.26% including liquidation value of preferred shares net of advisory fee reduction.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Convertible and Income Securities Fund Inc. is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. At a special meeting of shareholders held on February 17, 1995, the Board of Directors (the “Board”) voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

The Fund will invest at least 80% of its net assets, under normal market conditions, in a combination of convertible securities and income producing securities (the “80% Policy”). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds:
Energy and Utilities	—	$ 3,776,100	$ 0	$ 3,776,100
Other Industries (a)	—	49,262,328	—	49,262,328
Total Convertible Corporate Bonds	—	53,038,428	0	53,038,428
Convertible Preferred Stocks:
Diversified Industrial	—	44,220	—	44,220
Real Estate Investment Trusts	$ 1,325,200	—	—	1,325,200
Telecommunications	600,120	—	12,150	612,270
Total Convertible Preferred Stocks	1,925,320	44,220	12,150	1,981,690
Mandatory Convertible Securities:
Computer Software and Services	—	—	594,250	594,250
Financial Services	—	2,453,025	—	2,453,025
Other Industries (a)	11,709,385	—	—	11,709,385
Total Mandatory Convertible Securities	11,709,385	2,453,025	594,250	14,756,660
Common Stocks:
Financial Services	10,648,355	83,873	—	10,732,228
Other Industries (a)	15,941,220	—	—	15,941,220
Total Common Stock	26,589,575	83,873	—	26,673,448
Rights (a)	—	20,000	—	20,000
Corporate Bonds (a)	—	304,500	—	304,500
U.S. Government Obligations	—	6,086,985	—	6,086,985
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$40,224,280	$62,031,031	$606,400	$102,861,711

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2017, the Fund had transfers of $2,303,065 or 3.09%, $650,637 or 0.87%, and $14,775 or 0.02% of net assets as of December 31, 2016 from Level 1 to Level 2, Level 1 to Level 3, and Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 and Level 1 to Level 3 are due to decreases in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the prices. Transfers from Level 2 to Level 1 are due to increases in market activity, e.g. frequency of trades, which resulted in an increase in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/16	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 6/30/17	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 6/30/17††
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds:
Energy and Utilities	$ 0	—	—	—	—	—	—	—	$0	—
Convertible Preferred Stocks:
Telecommunications	—	—	—	$ 913	—	—	$ 11,237	—	12,150	$ 913
Mandatory Convertible Securities:
Computer Software and Services	—	—	—	(45,150)	—	—	639,400	—	594,250	(45,150)
TOTAL INVESTMENTS IN SECURITIES	$ 0	—	—	$(44,237)	—	—	$650,637	—	$606,400	$(44,237)

†	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.
††	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2017.

Description	Balance at 6/30/17	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	$0	Last available closing price	Discount Range	0%
Convertible Preferred Stocks (a)	12,150	Last available closing price	Discount Range	0%
Mandatory Convertible Securities (a)	594,250	Last available closing price	Discount Range	0%

	$606,400

(a)	Includes fair value securities of immaterial investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. At June 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2017, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 6.000% Series B Cumulative Preferred Stock (“Series B Preferred”) are recorded on a daily basis.

The Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. This may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,489,628	$380,363
Net long term capital gains.	4,198,244	1,071,983
Return of capital	84,722	—

Total distributions paid	$5,772,594	$1,452,346

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, securities sold short, swap contracts, and foreign currency translations	$13,130,523
Other temporary differences*	(20,116)

Total	$13,110,407

*	Other temporary differences were primarily due to adjustments for distributions payable.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost/ Proceeds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$88,439,077	$17,308,435	$(2,885,801)	$14,422,634

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series B Preferred if the total return of the NAV of the common shares of the Fund, including distributions and advisory

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

fee subject to reduction, does not exceed the stated dividend rate on the Series B Preferred for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the Series B Preferred for the period. For the six months ended June 30, 2017, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate of the Series B Preferred. Thus, advisory fees with respect to the liquidation value of the Preferred assets were accrued on the Series B Preferred.

During the six months ended June 30, 2017, the Fund paid $3,913 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $833.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2017, the Fund paid or accrued $38,741 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $750 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $21,035,687 and $22,194,049, respectively.

5. Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not repurchase any shares of its common stock in the open market.

There were no transactions in common stock for the six months ended June 30, 2017 and the year ended December 31, 2016.

The Fund’s Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at a redemption price of $25.00 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On March 18, 2003, the Fund received net proceeds of $23,994,241 after underwriting discounts of $787,500 and offering expenses of $218,259 from the public offering of 1,000,000 shares of Series B Preferred. The Fund, at its option, may redeem the Series B Preferred in whole or in part at the redemption price at any time. The Board has authorized the repurchase on the open market at prices less than the $25 liquidation value of the Series B Preferred. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not repurchase any shares of Series B Preferred. At June 30, 2017, 965,548 shares of Series B Preferred were outstanding and accrued dividends amounted to $20,116.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Vincent D. Enright, Anthonie C. van Ekris, and Salvatore J. Zizza as Directors of the Fund. A total of 10,599,857 votes, 10,571,339 votes, and 10,597,227 votes were cast in favor of these Directors, and a total of 396,179 votes, 424,697 votes, and 398,810 votes were withheld for these Directors, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita, as a Director of the Fund. A total of 854,438 votes were cast in favor of this Director and a total of 58,433 votes were withheld for this Director.

Mario J. Gabelli, CFA, Thomas H. Dinsmore, CFA, E. Val Cerutti, Dugald A. Fletcher, Leslie F. Foley, Daniel D. Harding, CFA, Kuni Nakamura, and Werner J. Roeder, MD continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited)

At its meeting on May 17, 2017, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance of the Fund and the Adviser. The Independent Board Members reviewed the performance of the Fund for the one, three, five and ten year periods ended March 31, 2017 against a peer group of convertible and total return income oriented funds selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). The Independent Board Members noted that the Fund’s performance for these periods generally ranked below or near the median, which was found to be reasonable particularly in light of the Fund’s conservative stance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found such profitability to be reasonable. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Advisor Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the applicable peer groups. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited) (Continued)

weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Convertible and Income Securities Fund Inc. to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Convertible and Income Securities Fund Inc.

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 30170, College Station, TX 77842–3170 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Convertible and Income Securities Fund Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a B.A. in Economics from Cornell University and an MBA degree from Rutgers University.

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a B.S. in Economics from the Wharton School of Business and an M.A. degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a B.A. from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed-End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI CONVERTIBLE AND

INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Thomas H. Dinsmore, CFA

Portfolio Manager,

Gabelli Funds LLC

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

Leslie F. Foley

Attorney

Daniel D. Harding, CFA

Managing General Director,

Global Equity Income Fund

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GCV Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

Month #1 01/01/17 through 01/31/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,079,500 Preferred Series B – 965,548

Month #2 02/01/17 through 02/28/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,079,500 Preferred Series B – 965,548

Month #3 03/01/17 through 03/31/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,079,500 Preferred Series B – 965,548

Month #4 04/01/17 through 04/30/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,079,500 Preferred Series B – 965,548

Month 05/01/17 through 05/31/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,079,500 Preferred Series B – 965,548

Month - 06/01/17 through - 06/30/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,079,500 Preferred Series B – 965,548

Total	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.